Document and Entity Information	3 Months Ended
	Jun. 30, 2011	Aug. 12, 2011
Document Information [Line Items]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Trading Symbol	dyer
Entity Registrant Name	Fifth Season International, Inc.
Entity Central Index Key	0001417907
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		399,999,847
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 731,007	$ 228,763
Restricted cash	36,840,040
Accrued straight-line rents receivable	2,351,316	1,204,778
Accounts receivable, net	29,468,813	3,906,837
Trade receivable from related parties	327,539	4,872,562
Inventories	2,670,238	87,400
Deposit with property developer	29,298,851
Prepayments and other receivables	27,040,114	3,913,550
Loans receivable from related parties	115,751	2,126,551
Current deferred tax assets	316,452	403,292
Net asset of discontinued operation	957,774
Total current assets	130,117,895	16,743,733
Non-current assets
Real estate and related assets, net	81,038,653	45,497,958
Long term prepaid lease	343,471
Prepayment for acquisition of properties	4,464,654	2,478,802
Long-term deferred tax assets	2,239,957	711,149
Total non-current assets	88,086,735	48,687,909
TOTAL ASSETS	218,204,630	65,431,642
Current liabilities
Short-term loans	60,077,376	12,067,735
Accounts payable	30,894,677	4,952,023
Notes payable	45,119,840
Accounts payable to related parties		324,374
Advance from customers	4,750,861	937,623
Accrued expenses and other payables	14,045,317	2,252,570
Taxes payable	293,291	301,597
Loans payable to related parties	3,547,564	833,777
Current deferred tax liabilities	487,499	563,017
Total current liabilities	159,216,425	22,232,716
Non-current liabilities
Long term bank loans	4,250,000
Long term deferred tax liabilities	13,182,331	6,714,913
Total liabilities	176,648,756	28,947,629
Commitment and contingencies
Stockholders' equity
Preferred Stock, $0.00001 par value 20,000,000 shares authorized, none issued at June 30, 2011 and December 31, 2010
Common stock (US $0.00001 par value, 480,000,000 shares authorized, 399,999,847 and 391,543,500 shares issued and outstanding as of June 30, 2011 and December 31, 2010)	4,000	3,915
Additional paid in capital	27,457,486	26,466,609
Appropriated retained earnings	3,992	3,992
Unappropriated retained earnings	11,452,895	8,868,533
Accumulated other comprehensive income	1,918,763	1,140,964
Total stockholders' equity	40,837,136	36,484,013
Noncontrolling interest	718,738
Total equity	41,555,874	36,484,013
TOTAL LIABILITIES AND EQUITY	$ 218,204,630	$ 65,431,642

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Preferred Stock, Par Value Per Share	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Par Value Per Share	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	480,000,000	480,000,000
Common Stock, Shares, Issued	399,999,847	391,543,500
Common Stock, Shares, Outstanding	399,999,847	391,543,500

CONSOLIDATED STATEMENTS OF OPERATION AND COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Sales	$ 71,934,499	$ 3,707,076	$ 97,923,379	$ 13,263,678
Straight-line rental income	855,519	313,924	1,865,163	565,444
Contingent rental income and others	42,682	262,099	123,716	291,757
Total revenue	72,832,700	4,283,099	99,912,258	14,120,879
Cost of goods sold	71,321,790	3,585,666	96,698,850	12,854,555
Expenses applicable to straight-line rental income	404,752	374,162	1,523,134	626,856
Expenses applicable to contingent rental and others	54,739	211,730	152,375	251,629
Total cost	71,781,281	4,171,558	98,374,359	13,733,040
Gross profit	1,051,419	111,541	1,537,899	387,839
Operating expenses
Selling expenses	448,378	251,785	668,076	468,161
General and administrative expenses	1,167,622	442,565	2,503,343	1,083,447
Total operating expenses	1,616,000	694,350	3,171,419	1,551,608
Loss from operations	(564,581)	(582,809)	(1,633,520)	(1,163,769)
Other income (expenses)
Interest income	1,689	250	3,321	2,008
Interest expense	(2,123,941)	(27,992)	(4,274,918)	(173,533)
Non-operating income	140,942	23,131	152,213	23,330
Non-operating expense	(5,113)	(4,278)	(13,053)	(4,278)
Gain on business combination			7,116,499
Other income (expenses), net	(1,986,423)	(8,889)	2,984,062	(152,473)
Income (loss) before income tax	(2,551,004)	(591,698)	1,350,542	(1,316,242)
Income tax benefit	557,247	147,924	1,191,480	329,060
Net income (loss) from continuing operations	(1,993,757)	(443,774)	2,542,022	(987,182)
Discontinued operations
Income from operations of the discontinued component, including gain/loss on the disposal of Nil	4,491		4,491
Income tax	(153)		(153)
Net income on discontinued operation	4,338		4,338
Income/(loss) before extraordinary items	(1,989,419)	(443,774)	2,546,360	(987,182)
Less: net loss attributable to the non-controlling interest	(2,402)		(38,002)
Net income (loss) attributable to the Fifth Season's common stockholders	(1,987,017)	(443,774)	2,584,362	(987,182)
Comprehensive income (loss):
Net income (loss)	(1,989,419)	(443,774)	2,546,360	(987,182)
Foreign currency translation adjustment	621,632	(36,367)	777,799	217,271
Comprehensive income (loss)	(1,367,787)	(480,141)	3,324,159	(769,911)
Less: comprehensive loss attributable to the non-controlling interests	(2,257)		(38,002)
Comprehensive income(loss) attributable to the Fifth Season's common stockholders	$ (1,365,530)	$ (480,141)	$ 3,362,161	$ (769,911)
Basic and diluted weighted average shares outstanding	399,999,847	391,543,500	395,841,754	391,543,500
Basic and diluted earnings(loss) per share	$ 0	$ 0	$ 0.01	$ 0

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities
Net income (loss)	$ 2,546,360	$ (987,182)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expenses	1,469,581	422,937
Gain on business combination	(7,116,499)
Exchange (gain) loss	(13,331)	249,272
Change in operating assets and liabilities:
Accrued straight line rents receivable	(1,112,211)	(601,876)
Trade receivable from third parties	(25,110,106)	(2,347,730)
Trade receivable from related parties	4,586,400	(245,930)
Inventories	(2,438,810)	253,172
Deposit with property developer	(27,764,847)
Prepayments and other receivables	(24,136,694)	(3,021,547)
Accounts payable	26,034,138	(2,343,895)
Accounts payable to related parties	(326,897)	(407,712)
Advance from customers	3,755,521	384,838
Accrued expenses and other payables	(518,434)	7,117,069
Tax payables	(14,119)	39,844
Deferred tax assets	(1,406,168)	(376,596)
Deferred tax liabilities	602,438	66,798
Net cash used in operating activities	(50,963,678)	(1,798,538)
Cash flows from investing activities
Purchase of real estate and related assets	(17,103,832)	(3,125,986)
Acquisition of subsidiaries, net of cash acquired	(5,739,598)
Change in amount due from third parties	609,976	(325,567)
Change in amount due from related parties	1,900,407	(4,093,831)
Net cash used in investing activities	(20,333,047)	(7,545,384)
Cash flows from financing activities
Proceeds from capital injection by non-controlling interest	756,740	1,495,320
Proceeds from capital injection by controlling stockholders
Additional capital contribution	931,825	7,415,206
Proceeds from short-term loans	63,827,400	2,250,547
Borrowing in notes payable	44,640,960
Proceeds from long-term loans	4,205,690
Repayments of short-term loans	(18,200,364)	(14,514,271)
Change in amount due to third parties	9,284,605	(366,300)
Change in amount due to related parties	2,800,008	176,798
Change in restricted cash	(36,449,038)	15,156,574
Net cash provided by financing activities	71,797,826	11,613,874
Effect of foreign currency fluctuation on cash and cash equivalents	1,143	12,323
Net changes in cash and cash equivalents	502,244	2,282,275
Cash and cash equivalents, beginning of year	228,763	234,888
Cash and cash equivalents, end of period	731,007	2,517,163
Supplemental cash flow information:
Interest paid	4,048,962	173,533
Income taxes paid	$ 47,557	$ 11,450

ORGANIZATION AND PRINCIPAL ACTIVITIES	3 Months Ended
Jun. 30, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Fifth Season International, Inc. (the “Company” or “Fifth Season International”) was incorporated in the State of Delaware on October 5, 2007. It did not engage in any operations and was an inactive “shell” company from its inception until its reverse acquisition with The Fifth Season (Hong Kong) International Group Limited “Fifth Season HK” on March 31, 2011.

On March 3, 2011, Fifth Season International completed a reverse acquisition transaction through a share exchange with Fifth Season HK and its stockholders Cheng Chushing, Shaoping Lu and Power Guide Investment Limited, whereby Fifth Season International acquired 100% of the issued and outstanding capital stock of Fifth Season HK by issuing 391,543,500 shares to the Fifth Season HK’s stockholders, which constituted 98% of its issued and outstanding shares on a fully-diluted basis of Fifth Season International after the consummation of the reverse acquisition. As a result of the reverse acquisition, Fifth Season HK became Fifth Season International’ wholly-owned subsidiary, The share exchange transaction with Fifth Season HK was treated as a reverse acquisition, with Fifth Season HK as the accounting acquirer and Fifth Season International as the acquired party.

Fifth Season HK is a holding company and, through its consolidated subsidiaries, is principally engaged in the investment, management, assignment, and lease of commercial properties, as well as the operations of department stores; trading and online sales of goods; and hotel management in the People’s Republic of China (“PRC”). Fifth Season International, Fifth Season HK and its subsidiaries are collectively referred to as the “Group.”

Details of the Company’s subsidiaries are summarized as follows:

	Date of	Place of	Percentage of
Company	establishment	establishment	ownership	Principal activities

Fifth Season HK	February 2, 2007	Hong Kong	100%	Investment

Business Real	November 19,	Hong Kong	100%	Investment
Estates (China)	2008
Investment
Holding Group
Co., Ltd.,

The Fifth Season	November 6,	PRC	100%	Online trading of goods
(Zhejiang)	2009
Technology Co.,
Ltd

The Fifth Season	September 15,	PRC	100%	Marketing and trading of
(Zhejiang) Trade	2009			goods
Co., Ltd

Kairui (Hangzhou)	August 2, 2010	PRC	100%	Investment, managing and
Commercial				leasing commercial
Property				properties
Management Co.,
Ltd

The Fifth Season	August 12, 2008	PRC	100%	Investing, managing and
Hangzhou				leasing commercial
Department Store				properties
Investment
Management Co.,
Ltd

The Fifth Season	September 3,	PRC	100%	Managing and leasing
Jiashan Investment	2009			commercial properties and
Management Co.,				hotel management
Ltd

The Fifth Season	November 9,	PRC	100%	Managing and leasing
Wuxi Commercial	2009			commercial properties
Management Co.,
Ltd

The Fifth Season	November 27,	PRC	100%	Managing and leasing
Liyang Investment	2009			commercial properties
Management Co.,
Ltd

The Fifth Season	August 5, 2010	PRC	100%	Managing and leasing
Tengzhou				commercial properties
Enterprise
Management Co.,
Ltd

The Fifth Season	November 3,	PRC	100%	Managing and leasing
Zibo Jiadu	2010			commercial properties
Commerce Co.,
Ltd

Shanghai Jiadu	May 11, 2007	PRC	100%	Managing and leasing
Commercial				commercial properties
Management Co.,
Ltd

Shanghai Lomo	September 2,	PRC	100%	Managing and leasing
Industrial Co., Ltd	2008			commercial properties

The Fifth Season	December 8, 2009	PRC	100%	Investing, managing and
Shangdong				leasing commercial
Commercial				properties
Investment Co.,
Ltd

The Fifth Season	April 26, 2010	PRC	100%	Managing and leasing
Lomo Commerce				commercial properties;
Co., Ltd

The Fifth Season	January 26, 2011	PRC	51%	Investing, managing and
Tengzhou Property				developing commercial
Development Co.,				properties
Ltd

The Fifth Season	March 22, 2011	PRC	100%	Marketing and trading of
Shandong Trade				goods
Co., Ltd

Zibo Longyun	August 12, 2002	PRC	100%	Marketing and trading of
Industrial and				goods. Investing, managing
Trade Co., Ltd				and leasing commercial
				properties

The Fifth Season	April 1, 2011	PRC	100%	Managing and leasing
Binzhou				commercial properties
Commerce Co.,
Ltd.

As of June 30, 2011, the Fifth Season Jiashan Investment Management Co., Ltd had not started its hotel management business.

The Fifth Season Binzhou Commerce Co., Ltd was established by the Fifth Season Shangdong Commercial Investment Co., Ltd in April 2011.

Going concern	3 Months Ended
Jun. 30, 2011
Going concern [Text Block]
2.	Going concern

The consolidated financial statements have been prepared on the basis that the Group will continue to operate throughout the next twelve months as a going concern. The Group’s consolidated current liabilities exceeded its consolidated current assets by approximately US $29.1 million as of June 30, 2011. Based on future projections of the Company’s profits and cash inflows from operations, including commercial property leasing and providing agent service to properties sales, and the anticipated ability of the Group to obtain continued financing or related parties’ loan to finance its continuing operations, the Group’s management has prepared the consolidated financial statements on a going concern basis.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Jun. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

As a result of the share exchange on March 31, 2011, Fifth Season HK became a subsidiary of Fifth Season International. The former Fifth Season HK’s stockholders owned a majority of common stock of the Company. The transaction was regarded as a reverse merger whereby Fifth Season HK was considered to be the accounting acquirer as its shareholders retained control of the Company after the share exchange, although Fifth Season International is the legal parent company. The share exchange was treated as a recapitalization of the Company. As such, Fifth Season HK is the continuing entity for financial reporting purpose. SEC Manual Item 2.6.5.4 Reverse Acquisitions requires that “in a reverse acquisition of historical shareholder’s equity of the accounting acquirer prior to the merger is retroactively reclassified (a recapitalization) for the equivalent number of shares received in the merger after giving effect to any difference in par value of the registrant’s and the accounting acquirer’s stock by an offset in paid-in-capital.” Therefore, the financial statements have been prepared as if Fifth Season HK had always been the reporting company and then on the share exchange date, had changed its name and reorganized its capital stock.

The consolidated interim financial information as of June 30, 2011 and for the three and six months periods ended June 30, 2011 and 2010 have been prepared without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures, which are normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), have been condensed or omitted as permitted by SEC rules and regulations, although the management believe that the disclosures made are adequate to provide for fair presentation. The interim financial information should be read in conjunction with the Financial Statements and the notes thereto, included in the Company’s Form 8-K previously filed with the SEC on April 6, 2011.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the Company’s consolidated financial position as of June 30, 2011, its consolidated results of operations for the three and six-month periods and cash flows for the six-month periods ended June 30, 2011 and 2010, as applicable, have been made. The interim results of operations are not necessarily indicative of the operating results for the full fiscal year or any future periods.

(b)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated in consolidation.

Non-controlling interest represents the ownership interests in the subsidiary that are held by owners other than the parent. The non-controlling interest is reported in the consolidated statement of financial position within equity, separately from the parent’s equity and that net income or loss and comprehensive income or loss are attributed to the parent and the non-controlling interest. If losses attributable to the parent and the non-controlling interest in a subsidiary exceed their interests in the subsidiary’s equity, the excess, and any further losses attributable to the parent and the non-controlling interest, is attributed to those interests.

The results of operations of reportable segment, a subsidiary or an asset group, that either has been disposed of or is classified as held for sale is reported in discontinued operations separately in the consolidated financial statements, if the operations and cash flows of the component have been (or will be) eliminated from the ongoing operations as a result of the disposal transaction and that the Company will not have any significant continuing involvement in its operations after the disposal transaction.

(c)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. On an on-going basis, the Group evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from these estimates. Significant judgments and estimates include useful lives for amortization and depreciation, impairment of long-lived assets, fair value measurements, revenue recognition, deferred tax assets and liabilities, which represent critical accounting policies that reflect significant judgments and estimates used in the preparation of the Group’s consolidated financial statements. The relevant amounts could be adjusted in the near term if experience differs from current estimates.

(d)	Cash and cash equivalents

Cash and cash equivalents includes currency on hand and demand deposits with banks or other financial institutions. Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and have original maturities of three months or less.

(e)	Restricted cash

Restricted cash consists of security deposits that serve as collateral for the notes payable, short-term bank loans and notes payable.

(f)	Accrued straight-line rents receivable

Accrued straight-line rents receivable are recognized and carried at the amount by which straight-line rental revenue exceeds rents currently billed in accordance with lease agreements, less an allowance for uncollectible accounts, as needed.

(g)	Trade receivable

Trade receivable are recognized and carried at original sales amounts less an allowance for uncollectible accounts, as needed.

(h)	Amounts due from third parties/related parties

Accounting policy of trade receivable from related parties are the same as those described in trade receivable. Other than trade receivables, amounts due from third parties/related parties are loans recognized and carried at principle and respective interest of loan after deducting accounts collected or settles, less an allowance for uncollectible accounts, as needed. Interest income is recognized based on contractual interest rate on a straight-line basis over the terms of the respective loan agreements endorsed, if applicable.

(i)	Allowance for doubtful accounts

Accrued straight-line rents receivable, trade receivable and due from third parties/related parties are reviewed periodically as to whether they are past due based on contractual terms and their carrying value has become impaired. An allowance for doubtful accounts is recorded in the period in which loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, credit quality of customers, account balance aging and prevailing economic conditions. Receivable balances are written off after all collection efforts have been exhausted.

None of the receivables of the Group are with collateral assets. No material receivable are past due over 90 days or with difficulty in collection. Therefore, no allowance or write-offs were provided for account receivable, accrued straight-line rents receivable or due from third parties/related parties as of June 30, 2011 and December 31, 2010, respectively.

(j)	Inventories

Inventories consist of goods purchased, which are stated at lower of cost or market. Cost is determined using weighted average method. Net realizable value is the estimated selling price, in the ordinary course of business, less estimated costs to dispose.

Where there is evidence that market value of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, a provision is accrued for the difference with charges to cost of goods sold. No provision was provided for the inventory as of June 30, 2011 and December 31, 2010, respectively.

(k)	Real estate and related assets

Real estate and related assets are recorded at cost and stated at cost less accumulated depreciation. Renovations, replacements and other expenditures that improve or extend the life of assets are capitalized and depreciated over their estimated useful lives. Expenditures for ordinary maintenance and repairs are charged to expense as incurred.

Construction in progress represents capital expenditure in respect of direct costs of construction and design fees of renovations or replacements incurred. Capitalization of these costs ceases and the construction in progress is transferred to tenant improvement when substantially all the activities necessary to prepare the assets for their intended use are completed. Construction in progress is not depreciated.

Depreciation of real estate and related assets is calculated using the straight-line method (after taking into account their respective estimated residual value) over the estimated useful lives of the assets as follows:

	Years	Residual value
Commercial properties	30	5%
Tenant improvements	5	Nil
Office equipment and furniture	3-5	5%
Motor vehicles	4-5	5%

Upon the acquisition of real estate assets, the Group allocates the purchase price of real estate to the acquired tangible assets and liabilities based on each case on the fair value of acquired tangible assets such as buildings and tenant improvements, intangible assets such as above and below market leases, acquired in-place leases, customer relationships and other identified intangible assets and assumed liabilities. Except for buildings, no other tangible assets or intangible assets were identified when acquiring the real estate assets for the period ended June 30, 2011 and the year ended December 31, 2010, respectively.

(l)	Foreign currency translation and transactions

The functional currencies of the Company is U.S Dollar (or “US $”), and its subsidiaries in the PRC and Hong Kong are the Renminbi (“RMB”) and Hong Kong dollar (“HKD”), respectively.

At the date a foreign currency transaction is recognized, each asset, liability, revenue, expense, gain, or loss arising from the transaction is measured initially in the functional currency of the recording entity by use of the exchange rate in effect at that date. The increase or decrease in expected functional currency cash flows upon settlement of a transaction resulting from a change in exchange rates between the functional currency and the currency in which the transaction is denominated is recognized as foreign currency transaction gain or loss that is included in determining net income for the period in which the exchange rate changes. At each balance sheet date, recorded balances that are denominated in a foreign currency are adjusted to reflect the current exchange rate.

The Group incurred foreign currency exchange gain of US $ 13,019 for the six months ended June 30, 2011, and exchange loss of US $ 264,196 for the six months ended June 30, 2010, respectively.

Meanwhile, the Group incurred foreign currency exchange gain of US $ 8,063 for the three months ended June 30, 2011, and exchange loss of US $ 14,992 for the three months ended June 30, 2010, respectively.

The Group’s reporting currency is U.S Dollar. Assets and liabilities of subsidiaries in the PRC and Hong Kong are translated to the reporting currency at the current exchange rate at the balance sheet dates, and revenues and expenses are translated at the average exchange rates during the reporting periods. Translation adjustments are reported in other comprehensive income.

(m)	Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, service liability, and tax matters. The Group records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Historically, the Group has not experienced any material government or tax authority investigation or service liability claims except for those disclosed in Note 19.

(n)	Appropriated retained earnings

The income of the Company’s PRC subsidiaries is distributable to its stockholders after transfer to reserves as required by relevant PRC laws, regulations and the articles of association. As stipulated by the relevant laws and regulations in the PRC, these PRC subsidiaries are required to maintain reserves which are non-distributable to shareholders. Appropriations to the reserves are approved by the respective boards of directors.

Reserves include statutory reserves and discretionary reserves. Statutory reserves can be used to make good previous years’ losses, if any, and may be converted into capital in proportion to the existing equity interests of stockholders, provided that the balance after such conversion is not less than 25% of the registered capital. The appropriation of statutory reserve may cease to apply if the balance of the fund is equal to 50% of the entity’s registered capital. Pursuant to relevant PRC laws and articles of association of the Company’s PRC subsidiaries, the appropriation to the statutory reserves and other reserves is 10% of net profit after deducting accumulated deficit, if any, of respective entity, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP might differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries.

(o)	Revenue recognition

Sales of goods

The Group recognizes revenue from sales of various goods when all of the following criteria exist: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) price to the buyer is fixed or determinable; and (4) collectability is reasonably assured.

Delivery does not occur until goods have been shipped to the customers, risk of loss has transferred to the customers and customers’ acceptance has been obtained, or the Group has objective evidence that the criteria specified in customers’ acceptance provisions have been satisfied. The sales price is not considered to be fixed or determinable until all contingencies related to the sale have been resolved. Certain credit terms and limits were granted to customers with low risk of collectability based on the Group’s credit assessment. Historically, no material collectability problem has occurred. Revenue is recognized when delivery occurs and collectability is reasonably assured.

In the PRC, value added tax (the “VAT”) of generally 17% on invoice amount is collected in respect of the sales of goods against the customers on behalf of tax authorities. The VAT collected is not revenue of the Group; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

Rental revenue

Minimum contractual rental from leases are recognized on a straight-line basis over the terms of the respective leases. With respect to a particular lease, actual amounts billed in accordance with the lease during any given period may be higher or lower than the amount of rental revenue recognized for the period. Straight-line rental revenue commences when the customer assumes control of the leased premises. Accrued straight-line rents receivable represents the amount by which straight-line rental revenue exceeds rents currently billed in accordance with lease agreements. Contingent rental revenue, such as percentage rent on sale volume of tenant, is accrued when the contingency is removed.

Service income

The Group provides consulting services for third-party property owners who wish to sell or lease commercial properties in exchange for consulting services on the sale or lease of such properties. Consulting service income is recognized when the services are rendered.

The Group’s PRC subsidiaries are subject to business tax 5% for their revenues from straight-line rental and consulting service, which are recognized after net off business tax.

(p)	Advertising expenses

Advertising expenses, which generally represent the cost of promotions to create or stimulate a positive image of the Group or a desire to lease the commercial properties, are expensed as incurred. Advertising costs amounting to US $138,024 and US $192,716 for the 6 months ended June 30, 2011 and 2010, respectively, were recorded in the selling expenses. Meanwhile, advertising costs amounting to US $116,707 and US $75,450 for the 3 months ended June 30, 2011 and 2010, respectively, were recorded in the selling expenses.

(q)	Defined contribution plan

Full-time employees of the Group participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made.

The total amounts for such employee benefits, which were expensed as incurred, were approximately US $430,341 and US $262,478 for the 6 months ended June 30, 2011 and 2010, respectively, while approximately US $238,395 and US $160,292 for the 3 months ended June 30, 2011 and 2010, respectively.

(r)	Income tax

In the PRC, the taxable net income of one subsidiary is not allowed to be offset by the tax loss incurred in another subsidiary within the consolidated financial statements.

The Group recognizes deferred income tax for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Group follows a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Group recognizes interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The tax returns of the Group’s PRC subsidiaries are subject to examination by the relevant tax authorities. The Group did not have any material interest or penalties associated with tax positions and did not have any significant unrecognized uncertain tax positions as of June 30, 2011 and December 31, 2010 respectively.

(s)	Earnings per share (“EPS”)

Basic EPS excludes dilution and is computed by dividing net income attributable to common stock holders by the weighted average number of common stocks outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stocks. The Company has no potential dilutive instruments and, accordingly, basic loss and diluted loss per share are equal.

(t)	Comprehensive income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. All items that are required to be recognized under current accounting standards as components of comprehensive income are reported in the consolidated financial statement that is displayed with the same prominence as other financial statements. During the periods presented, the Group’s comprehensive income represents its net income and foreign currency translation adjustments.

(u)	Segment reporting

The internal reporting structure used by management for making operating decisions and assessing performance is used as the source for presenting the Group’s reportable segments. The Group categorizes its operations into two business segments: trading and commercial properties leasing.

As the Group generates all of its revenues from customers in the PRC, no geographical segments are presented.

(v)	Fair value measurements

Financial instruments include cash and cash equivalents, restricted cash, accrued straight-line rents receivable, trade receivable, prepayments and other receivables, due from related parties, short-term loans, advance from customers, accounts payable, other payables and amount due to related parties. The carrying amounts of these financial instruments approximate their fair value due to the short term maturities of these instruments.

The Group adopted ASC Topic 820 Fair Value Measurements and Disclosures for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually).

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs are used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(w)	Recently issued accounting standards affecting the Group

In May 2011, the FASB issued ASU No. 2011-04, “’ Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is not expected to have a material impact on the consolidated financial statements upon adoption.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income”. Under the amendments in this ASU, an entity has two options for presenting its total comprehensive income: to present total comprehensive income and its components along with the components of net income in a single continuous statement, or in two separate but consecutive statements. The amendments in this ASU are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company intends to conform to the new presentation required in this ASU beginning with its Form 10-Q for the three months ended March 31, 2012.

CONCENTRATION OF RISK	3 Months Ended
Jun. 30, 2011
CONCENTRATION OF RISK [Text Block]
4.	CONCENTRATION OF RISK

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, accrued straight-line rents receivable, trade receivable. As of June 30, 2011 and December 31, 2010, all of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC and Hong Kong, which management believes are of high credit quality. Trade receivable and accrued straight-line rents receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accrued straight-line rents receivable and trade receivable are mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

Concentration of customers and suppliers

A summary of the customers in the segment of trading business, who accounted for 10% or more of the Group’s consolidated revenues for the periods ended June 30, 2011 and 2010 are as follows:

	Six months ended June 30,		Three months ended June 30
	2011	2010	2011	2010
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Customer A	38%	*	27%	*
Customer B	24%	*	32%	*
Customer C	17%	*	21%	*
Customer D	*	60%	*	91%
Customer E	*	16%	*	*
Total	79%	76%	80%	91%

In other segments, there are no revenues from any customers for the periods ended June 30, 2011 and 2010 which individually represent greater than 10% of the total revenue.

The above customers accounted for 71% and 67% of accounts receivable balance as of June 30, 2011 and December 31, 2010, respectively.

The Group had three major suppliers that accounted for 71% of the total purchase of goods for the six months ended June 30, 2011, and three major suppliers that accounted for 92% of the total purchase of goods for six months ended June 30, 2010.

Meanwhile, the Group had three major suppliers that accounted for 76% of the total purchase of goods for the three months ended June 30, 2011, and one major suppliers that accounted for 96% of the total purchase of goods for three months ended June 30, 2010.

The above suppliers accounted for 70% and 7% of accounts payable balance as of June 30, 2011 and December 31, 2010, respectively.

Current vulnerability due to certain other concentrations

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that RMB may be readily convertible into US $ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

EARNINGS PER SHARE	3 Months Ended
Jun. 30, 2011
EARNINGS PER SHARE [Text Block]
5.	EARNINGS PER SHARE

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Net income (loss) from continuing operations	(1,993,757)	(443,774)	2,542,022	(987,182)

Net income on discontinued operation	(4,338)	-	(4,338)	-

Net income (loss) attributable to the Fifth Season’s common stockholders
	(1,987,017)	(443,774)	2,584,362	(987,182)

Basic and diluted weighted average shares outstanding	399,999,847	391,543,500	395,841,754	391,543,500
Basic and diluted earnings(loss) per share

Continuing operations, net of tax	(0.00)	(0.00)	0.01	(0.00)

Discontinued operations, net of tax	(0.00)	-	(0.00)	-
Net income (loss) attributable to common stockholders	(0.00)	(0.00)	0.01	(0.00)

BUSINESS COMBINATION	3 Months Ended
Jun. 30, 2011
BUSINESS COMBINATION [Text Block]
6.	BUSINESS COMBINATION

On March 31, 2011, pursuant to the terms of the Equity Sale and Purchase Agreement, dated February 28, 2011, by and among Shandong TFS and two original individual stockholders of Longyun, the Group completed its acquisition of 100% of the equity interest of Longyun (the “Acquisition”). The total consideration was RMB58 million, approximately US $8,846,160, in cash.

Longyun is primarily engaged in the marketing and trading of goods, and plans to expand its business to the management and leasing of commercial properties. As a result of the Acquisition, the Group has enhanced its trading business in the near term and expects to enhance its real estate business when Longyun expands to the management and leasing of commercial properties.

Fair Value Determination and Allocation of Consideration Transferred

For the Acquisition, the Group was obligated to pay a consideration of RMB58 million (approximately  $8,846,000) in cash in exchange for 100% equity interest and assumed US $3.2 million of debt of the acquired business. As of June 30, 2011, the Group had paid Rmb48 million to the original stockholders of Longyun. The acquisition was accounted for under the purchase method of accounting, and Longyun was included in the Group's consolidated financial statements from the Acquisition date of March 31, 2011. With the assistance of an independent third-party valuation specialist, management reassessed the fair value of the major assets acquired and the liabilities assumed and concluded that a bargain purchase gain amounting to approximately US $7.1 million resulted from the Acquisition. Accordingly, the Group recognized the gain as a component of other income in the consolidated statement of income for the six months ended June 30, 2011. Management believes that the Group was able to negotiate a bargain purchase price as a result of the prevailing economic environment and its access to the liquidity necessary to complete the Acquisition.

The allocation of purchase price to identifiable tangible assets and assumed liabilities has not yet been finalized. As such, the estimate is subject to change once the Company makes a final determination of the fair value of tangible assets acquired and liabilities assumed, which will be completed within one year from the acquisition date.

The following summarizes the consideration paid for the Acquisition, and the preliminary fair values of the assets acquired and liabilities assumed recognized at the acquisition date:

Acquisition
(in thousands)

(Unaudited)
Cash and cash equivalents	$1,595
Trade receivables	108
Inventory	115
Tangible non-current assets	22,923
Other assets	33
Total assets acquired	24,774

Current liabilities	3,237
Deferred tax liability	5,575
Total liabilities assumed	8,812
Net identifiable assets acquired	15,962
Less: cash consideration transferred	8,846
Gain on business combination	$7,116

Tangible non-current assets acquired during the transaction mainly include commercial properties of which the fair value is classified as Level 2 within the fair value hierarchy. With the assistance of an independent valuation specialist, the management adopted the market approach, which rests on the wide acceptance of market transactions as the best indicator and pre-supposes that evidence of relevant transactions in the market place can be extrapolated to similar properties, subject to allowances for variable factors. The Group’s management believes the resulting valuation reflects the best estimates at the date when the valuations were performed.

Pro Forma Results

The following table presents the estimated unaudited pro forma consolidated results as if the acquisition of Longyun occurred on January 1, 2010. The result includes the impact of preliminary fair value adjustment on property and the related adjustments on deferred taxes. The unaudited pro forma information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place on date assumed above:

	Three months ended Jun 30		Six months ended Jun 30
	2011	2010	2011	2010
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Total revenue	72,832,700	4,285,338	100,027,704	14,125,275
(Loss) from operations	(564,581)	(670,409)	(1,715,491)	(1,328,186)
Net income (loss)	(1,989,419)	(567,737)	2,421,145	(1,192,549)

DISCONTINUED OPERATIONS	3 Months Ended
Jun. 30, 2011
DISCONTINUED OPERATIONS [Text Block]
7.	DISCONTINUED OPERATIONS

In June 2011, the Group entered into an equity transfer agreement to sell the Fifth Season Shandong Trade Co., Ltd, one of the subsidiaries engaged in the sale of goods, to Mr. Huaiqu Wen, unaffiliated third party, and Mr. Dacheng Rao, a relative of our President Mr. Lianmo Wu, for RMB10,000,000 (approximately  $1.5 million) in cash. The decision to sell the subsidiary was based on the Group’s strategy to concentrate its efforts on developing the Group’s trading business in Hangzhou.

The consolidated assets and liabilities of Shandong Trade have been classified on the balance sheet as Net Assets of Discontinued Operations. The asset and liabilities comprising the balances, as classified in the balance sheets, consist of:

June 30, 2011
(Unaudited)
Cash and cash equivalent	$43,328
Other receivables	773
Prepayment	927,120
Property and equipment	2,005
Total Assets	$973,226

Accrued Liabilities	(15,452)
Total Liabilities	$(15,452)
Net Assets of Discontinued Operations	$957,774

The consolidated net gain from operations of Shandong Trade has been classified on the statements of Income and Comprehensive income, as Gain from Discontinued Operations. Summarized results of discontinued operations are as follows:

Six months
ended June 30,
2011
(Unaudited)
Gross sales	$2,853,994
Cost of goods sold	(2,818,370)
Gross profit	35,624
Administration expenses	30,927
Finance costs-net	206
Income from discontinued operations	4,491
Income tax	153
Net income from discontinued operations	$4,338

RESTRICTED CASH	3 Months Ended
Jun. 30, 2011
RESTRICTED CASH [Text Block]
8.	RESTRICTED CASH

	June 30,	December 31,
	2011	2010
	(Unaudited)
Restricted cash	$36,840,040	$-

As of June 30, 2011, restricted cash represents the security deposits that serve as collateral for the notes payable, letter of credit and short term loan, amounting to US $21,323,760, US $9,026,440 and US $6,489,840, respectively, from the Fifth Season (Zhejiang) Trade Co., Ltd.

DEPOSIT WITH PROPERTY DEVELOPER	3 Months Ended
Jun. 30, 2011
DEPOSIT WITH PROPERTY DEVELOPER [Text Block]
9.	DEPOSIT WITH PROPERTY DEVELOPER
	June 30,	December 31,
	2011	2010
	(Unaudited)
Deposit with property developer	$29,298,851	$-

As of June 30, 2011, deposit for sales of properties represents the deposit paid to a property development company to serve as their exclusive sales agent of certain properties.

PREPAYMENTS AND OTHER RECEIVABLES	3 Months Ended
Jun. 30, 2011
PREPAYMENTS AND OTHER RECEIVABLES [Text Block]
10.	PREPAYMENTS AND OTHER RECEIVABLES

Prepayments and other receivables consist of the following:

	June 30,	December 31,
	2011	2010
	(Unaudited)
Advance to suppliers	$24,379,040	$2,080,645
Expense paid on behalf of customers and suppliers	632,366	-
Due from third party companies	401,752	999,688
Rental deposits to lessors	590,266	638,113
Prepaid taxes and Input VAT	362,909	-
Prepaid office rental, petty cash and others	673,781	195,104
	$27,040,114	$3,913,550

As of June 30, 2011, due from third party Company amounting to US $309,040 bore an interest rate of basic interest rate of PBOC per annum, while the remaining balances were non-interest bearing loans to third parties for their working capital purposes.

REAL ESTATE AND RELATED ASSETS, NET	3 Months Ended
Jun. 30, 2011
REAL ESTATE AND RELATED ASSETS, NET [Text Block]
11.	REAL ESTATE AND RELATED ASSETS, NET

Real estate and related assets consist of the following:

	June 30,	December 31,
	2011	2010
	(Unaudited)
Commercial properties held for operating lease	$78,132,272	$42,012,894
Tenant improvements	3,398,873	2,840,966
Office equipment and furniture	385,248	377,041
Motor vehicles	239,107	217,816
	82,155,500	45,448,717
Less: accumulated depreciation	2,282,420	920,226
	79,873,080	44,528,491
Construction in progress	1,165,573	969,467
	$81,038,653	$45,497,958

The Group recorded depreciation expenses of US $1,469,581 and US $422,937 for the six months ended June 30, 2011 and 2010, respectively, and US $848,992 and US $277,375 for the three months ended June 30, 2011 and 2010, respectively

Accumulated depreciation for real estate held for operating leasing, including commercial properties and tenant improvements were US $2,151,820 and US $863,388, as of June 30, 2011 and December 31, 2010, respectively.

Certificates of ownership of certain commercial properties with an aggregate carrying value of US $729,785 are still in the application process.

As of June 30, 2011, certain commercial properties with an aggregate carrying value of US $26,870,540 were pledged as collateral for short- term borrowings and a letter of credit as of June 30, 2011.

BORROWINGS	3 Months Ended
Jun. 30, 2011
BORROWINGS [Text Block]
12.	BORROWINGS

Borrowings consist of the following:

Short-term borrowings		June 30, 2011			December 31, 2010
		( Unaudited)

Lender	Interest rate	Maturity date	Balance	Interest rate	Maturity date	Balance
Lishuang Lu	-	-	-	19.44%	February 17, 2011	$ 3,640,800
Mingyou Chen	-	-	-	22.80%	February 20, 2011	5,006,100
Shanghai Fuxing
Pawnshop Co, ltd	-	-	-	36.00%	February 26, 2011	2,578,900
Shanghai Shencai
Pawnshop Co, ltd	-	-	-	36.00%	February 20, 2011	841,935
Subtotal			-			$ 12,067,735
Entrusted bank
loans

China CITIC Bank	1	January 27, 2012	46,356,000	-	-	-

Short-term
bank loans

China Bank	6.14%	August 27, 2011	6,335,320	-	-	-
China Construction Bank	2	April 18,2012	1,854,240	-	-	-
Qishang Bank	9.45%	October 20, 2011	123,616	-	-	-
China CITIC Bank	3	April 13, 2012	5,408,200
Subtotal			13,721,376			-
			$60,077,376			$ 12,067,735

Long-term borrowings		June 30, 2011			December 31, 2010
	Interest
Lender	rate	Maturity date	Balance	Interest rate	Maturity date	Balance
Shaopin Lu	12.00%	March 1, 2013	4,250,000	-	-	-

Subtotal			$4,250,000			$ -

[1]	Floating rate, 258% of basis interest rate of PBOC
[2]	Floating rate, 115% of basis interest rate of PBOC
[3]	Floating rate, 120% of basis interest rate of PBOC

The weighted average interest rate for the outstanding short-term bank loans was 13.89% and 25.53% as of June 30, 2011 and December 31, 2010, respectively.

As of June 30, 2011, the outstanding short-term loans amounting to US $6,335,320 and US $1,854,240 were pledged by bank deposits of US $6,489,840 and commercial properties amounting to US $8,400,404, respectively. A short-term bank loan from Qishang Bank was guaranteed by Zibo Shudong Synthetic Glass Co., Ltd, Zibo Bodong machinery packaging Co., Ltd, Wei Zhao and Yong Liu. A short-term borrowing from China CITIC Bank was secured by a pledge of commercial properties amounting to US $3,969,462 and guaranteed by Lianmo Wu, husband of the controlling stockholder. A long-term borrowing from Shaopin Lu was guaranteed by the ultimate controlling stockholders of the Company.

Interest expenses were US $4,274,918 and US $173,533 for the six months ended June 30, 2011 and 2010, respectively, and US $2,123,941 and US $27,992 for the three months ended June 30, 2011 and 2010, respectively.

The weighted average amounts of the borrowings were US $ 52,431,382.01 for the six months ended June 30, 2011.

As of June 30, 2011, the Company is in compliance with the covenant requirements with respect to the outstanding borrowings.

NOTES PAYABLE	3 Months Ended
Jun. 30, 2011
NOTES PAYABLE [Text Block]
13.	NOTES PAYABLE

The Company has executed credit facilities with China CITIC Bank and Shanghai Pudong Development Bank that provided for working capital in the form of bank acceptance bills or a letter of credit. The funds borrowed under bank acceptance bills are non-interest bearing and are generally repayable within six months. The funds under the letter of credit are interesting bearing with a one-year term. Certain deposits are required and properties as collateral for the notes payable.

ACCRUED EXPENSES AND OTHER PAYABLES	3 Months Ended
Jun. 30, 2011
ACCRUED EXPENSES AND OTHER PAYABLES [Text Block]
14.	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	June 30,	December 31,
	2011	2010
	(Unaudited)
Due to original stockholder of Longyun for acquisition	$1,545,200	$-
Due to third parties	9,384,205	-
Accrued rental expense and other related costs	1,500,909	1,194,830
Accrued interest expense	398,107	368,866
Payroll and welfare payable	24,462	33,390
Rental deposits from lessees and others	1,192,434	655,484
	$14,045,317	$2,252,570

Due to third parties are non-interest bearing short-term loans for working capital purposes.

RESTRICTED NET ASSETS	3 Months Ended
Jun. 30, 2011
RESTRICTED NET ASSETS [Text Block]
15.	RESTRICTED NET ASSETS

In accordance with relevant PRC statutory laws and regulations, the Company’s PRC subsidiaries are restricted to transfer funds to the off-shore companies in the form of cash dividends, loans or advances, except for the unrestricted retained earnings, if any.

The Group’s ability to pay dividends or transfer funds to the stockholder through loans, advance is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiary only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries. Gain on business combination recorded in accordance with U.S. GAAP is not distributable as a result of GAAP difference and no unrestricted retained earnings from the Group’s PRC subsidiaries.

Therefore, the Group’s restricted net assets, comprising of the Company’s common stock and net assets of Company’s PRC subsidiaries, were US $40,830,751 and US $ 36,482,012 as of June 30, 2011 and December 31, 2010, respectively.

TAXATION	3 Months Ended
Jun. 30, 2011
TAXATION [Text Block]
16.	TAXATION

The Company and its consolidated entities each files tax returns separately.

a) Value Added Tax (“VAT”)

Pursuant to the provisional regulation of the PRC on VAT and their implementing rules, all entities and individuals (“taxpayers”) that are engaged in the sale of goods in the PRC are generally required to pay VAT at a rate of 17% of the gross sales proceeds received, less any deductible VAT already paid or borne by the taxpayers.

The Group’s PRC subsidiaries are subject to VAT at 17% for their revenues from trading activities, contingent rental and joint operation activities.

b) Business tax

The Group’s PRC subsidiaries are subject to business tax at 5% for their revenues from straight-line rental and other service.

c) Income tax

United States

Fifth Season International is subject to United States income taxes at a tax rate of 34%.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company, irrespective of its residential status, is subject to tax on all profits (excluding profits arising from the sale of capital assets) arising in or derived from Hong Kong. No tax is levied on profits arising abroad, even if they are remitted to Hong Kong. The subsidiaries located in Hong Kong are subject to a Hong Kong profits tax rate of 16.5% on their income generated from Hong Kong for the periods presented.

PRC

In accordance with the relevant tax laws and regulations of the PRC, a company registered in the PRC is subject to state and local income taxes within the PRC at 25% on the taxable income.

d) Income tax expenses (benefits)

The reconciliation of income taxes computed at the statutory tax rates applicable to the PRC and Hong Kong, to income tax benefits is as follows:

	Six months ended June 30,		Three months ended June 30,
	2011	2010	2011	2010
	( Unaudited)	( Unaudited)	( Unaudited)	( Unaudited)
Income (loss) before income tax	$1,350,542	$(1,316,242)	$(2,551,004)	$(591,698)
Tax at statutory rate	408,675	(329,060)	(615,821)	(147,924)
Gain on the business combination	(1,779,125)	-	-	-
Change in valuation allowance	137,901	-	42,571	-
Non-deductible expenses	41,069	-	16,003	-
Income tax benefit	$(1,191,480)	$(329,060)	$(557,247)	$(147,924)

The charges for income tax expenses are based on the results for the periods as adjusted for items which are non-assessable or disallowed. They are calculated using tax rates that have been enacted or granted at the balance sheet dates.

The significant components of income tax expense are as follows:

	Six months ended June 30
	2011	2010
	( Unaudited)	( Unaudited)
Current tax expense	$46,409	$-
Tax loss carryforwards	(1,289,064)	(1,248,646)
Deferred tax expense(benefit)	51,175	919,586
Income tax benefit	$(1,191,480)	$(329,060)

e) Deferred tax assets and liabilities

Deferred tax assets and deferred tax liabilities reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the tax bases used for income tax purposes. Significant components of the Group's deferred tax assets and liabilities are as follows:

	June 30,	December 31,
	2011	2010

	( Unaudited)
Deferred tax assets:
Tax loss carryforwards	$2,203,160	$748,458
Accrued rental expense and other related costs	491,146	365,983
Total	2,694,306	1,114,441
Less: valuation allowance	(137,897)	-
Deferred tax assets, net	2,556,409	1,114,441
Deferred tax liabilities:
Effect of differences between assigned value of property and their tax basis	12,994,152	6,942,528
Effect of differences between straight-line rental income and taxable rental income	675,678	335,402
	13,669,830	7,277,930
Net deferred tax liabilities	$11,113,421	$6,163,489

The Company’s RPC subsidiaries have tax loss carryforwards available amounting to approximate US $0.1 million, US $2.4 million and US $6.5 million, which begin to expire in 2014, 2015 and 2016, respectively, if unused by the offset of future taxable income of the individual subsidiaries.

The Group believes that the remaining tax loss carryforwards from Fifth Season HK amounting to US $0.83 million is unlikely be deductable in the future years and therefore the corresponding deferred tax assets were recognized with full allowance provided The Company has cumulative undistributed earnings of approximately  $11,452,895 as of June 30, 2011, is included in consolidated retained earnings and will continue to be indefinitely reinvested in its operations in PRC. Accordingly, no provision has been made for U.S. deferred taxes related to future repatriation of these earnings, nor is it practicable to estimate the amount of income taxes that would have to be provided if The Company concluded that such earnings will be remitted in the future.

STRAIGHT-LINE RENTAL INCOME AND RELATED EXPENSES	3 Months Ended
Jun. 30, 2011
STRAIGHT-LINE RENTAL INCOME AND RELATED EXPENSES [Text Block]
17.	STRAIGHT-LINE RENTAL INCOME AND RELATED EXPENSES

a) The Group’s real estate assets are leased to customers under operating leases. These leases have initial terms of 0.3 to 19.5 years, and usually the Group offers a rental holiday ranging from 2 to 15 months. The minimum rental amounts under the leases are generally subject to scheduled fixed increases.

The following table summarizes future minimum base rents to be received from customers for leases in effect as of June 30, 2011:

Year	Amount
2011	2,161,176
2012	4,357,659
2013	4,273,145
2014	3,926,343
2015	3,438,016
Thereafter	19,984,877
38,141,216

The following table summarizes future minimum base rents to be received from customers under subleases as of June 30, 2011:

Year	Amount
2011	354,354
2012	783,084
2013	706,133
2014	706,133
2015	635,903
Thereafter	1,840,210
5,025,817

RELATED PARTY TRANSACTIONS AND BALANCES	3 Months Ended
Jun. 30, 2011
RELATED PARTY TRANSACTIONS AND BALANCES [Text Block]
18.	RELATED PARTY TRANSACTIONS AND BALANCES

All the related parties are as follows:

Name of related party	Relationship with the Group
Zhejiang the Fifth Season Investment Co., Ltd. (“Zhejiang Fifth Season”)	Controlled by the same ultimate stockholders
Zhejiang the Fifth Season Industrial Co., Ltd. (Original: Huaren Costume )	Controlled by the same ultimate stockholders
Hangzhou the Fifth Season E-commerce Co., Ltd. (Original: Hangzhou the Fifth Season Costume Co., Ltd.)	Controlled by the same ultimate stockholders
Hangzhou Hengding Plastics & Wood Tools Co., Ltd .(“Hangzhou Hengding”)	Controlled by the same ultimate stockholders
Hangzhou Liuhe Industrial Co., Ltd. (“Hangzhou Liuhe”)	Controlled by the same ultimate stockholders
Hangzhou Haigang Technology Co., Ltd. (“Hangzhou Haigang”)	Controlled by the same ultimate stockholders
The Fifth Season Hangzhou Real Estate Planning and Services Co., Ltd. (“Hangzhou Real Estate”)	Controlled by the same ultimate stockholders
The Fifth Season Nantong Commercial Investment Management Co., Ltd. (“Nantong Commercial”)	Controlled by the same ultimate stockholders
Jiashan Lijing Mingzuo Entertainment Co., Ltd. (“Jiashan Lijing”)	Controlled by the same ultimate stockholders
Hangzhou Yinli Decorative Lighting Co.,Ltd. (“Yinli Decorative Lighting”)	Controlled by one of the key management
Hangzhou Buy Bar	Controlled by the same ultimate stockholders
Hangzhou Yiyue E-commerce Co., Ltd.	Controlled by the same ultimate stockholders
Lianmo Wu	Husband of controlling stockholder
Hongsen Xu	Key management

a) Trade receivables from related parties consist of the following:

	June 30,	December 31,
	2011	2010
	( Unaudited)
Hangzhou Hengding	$132,564	$4,681,145
Zhejiang the Fifth Season Industrial Co., Ltd. (Original: Huaren Costume)	194,975	191,417
	$327,539	$4,872,562

b) Loans receivables from related parties consist of the following:

		June 30,	December 31,
		2011	2010
		( Unaudited)
Jiashan Lijing	$		$758,500
Hangzhou Liuhe		-	592,561
Hangzhou Haigang		-	775,490
Nantong Commercial		5,408	-
Hangzhou E-commerce( Original: Hangzhou Costume)		94,891	-
Hangzhou Yiyue E-commerce		15,452	-
		$115,751	$2,126,551

Loans receivable from related parties were short-term loans for additional working capital purposes of such related parties, were non-interest bearing and are due on demand.

c) Accounts payable to related parties consists of the following:

	June 30,	December 31,
	2011	2010
	( Unaudited)
Yinli Decorative Lighting	$-	$324,374

d) Loans payable to related parties consists of the following:

	June 30,	December 31,
	2011	2010
	( Unaudited)
Yinli Decorative Lightning	$1,848,923	-
Zhejiang Fifth Season	654,671	$763,051
Hangzhou Real Estate	42,493	-
Hangzhou Buy Bar	15,218	-
Hongsen Xu	55,563	70,726
Lianmo Wu	930,696	-
	$3,547,564	$833,777

Loans payable to related parties were short-term loans from related parties for the Group’s additional working capital purposes, which were non-interest bearing and due on demand.

e) Significant related party transactions other than loans are as follows:

		Six months ended June 30,
	Transaction	2011	2010
		( Unaudited)	( Unaudited)
Yinli Decorative Lighting	Purchase	$-	$3,674,100
		$-	$3,674,100

COMMITMENTS AND CONTINGENCIES	3 Months Ended
Jun. 30, 2011
COMMITMENTS AND CONTINGENCIES [Text Block]
19.	COMMITMENTS AND CONTINGENCIES

a) Purchase Commitments

Commitments for the purchase of commercial properties totaled to US $5,887,321 as of June 30, 2011.

b) Lease commitments

As of June 30, 2011, future minimum rental payments under non-cancellable operating leases having initial or remaining lease terms of more than one year are as follows:

Year	Amount
2011	$ 1,091,532
2012	1,842,450
2013	2,472,963
2014	2,545,464
2015	2,407,374
Thereafter	7,042,779
$ 17,402,562

c) Contingencies

As of June 30, 2011, the Group provided guarantee to a related party, Yinli Decorative Lighting for its bank loans up to RMB12 million (approximately US $1.8 million), guarantee to a third party, Zibo Xinhe Textile Raw Material Co., Ltd for its bank loans up to RMB0.5 million (approximately US $0.08 million). The Group would be obligated in the event Yinli Decorative Lighting was unable to meet principal or interest payments when they become due. As of June 30, 2011, the maximum amount payable under such guarantees and pledge including the principle of RMB12 million (approximately US $1.85 million) with relevant interest and other associated legal cost. Should the Group be required to pay any portion of the total amount of the loans it has guaranteed, the Group could attempt to recover some or the entire amount from the guaranteed parties.

The Group did not record any contingencies as of June 30, 2011.

SEGMENT FINANCIAL INFORMATION	3 Months Ended
Jun. 30, 2011
SEGMENT FINANCIAL INFORMATION [Text Block]
20.	SEGMENT FINANCIAL INFORMATION

The Group determines segments based on how management makes decisions about allocating resources to segments and measuring their performance.

The Group's operations are mainly classified into two principal reportable segments that provide different products or services: commercial properties leasing, and the purchase and sale of goods, which we refer to as trading. Separate management of each segment is required because each business unit is subject to different marketing, operation, and technology strategies.

Accounting policies of the transactions between segments are the same as those described in the summary of significant accounting policies. Performance is measured by various factors such as segment revenue and segment profit. Individual segment assets are not measurement reviewed by management. All corporate expenses and income tax expenses are allocated to the segments.

Six months ended June 30, 2011 (Unaudited)

	Commercial				Total
	properties	Trading	Others	Elimination	segments
	leasing
External revenue	$1,988,879	$97,923,379	$-	$-	$99,912,258
Gain on business combination	7,116,499	-	-	-	7,116,499
Segment profit (loss)	3,367,357	109,876	(935,211)	-	2,542,022

Six months ended June 30, 2010 (Unaudited)

	Commercial
	properties				Total
	leasing	Trading	Others	Elimination	segments
External revenue	$857,201	$13,263,678	-	-	$14,120,879
Segment profit (loss)	(790,637)	(174,542)	(22,003)	-	(987,182)

*Revenue from other segment consist of small on-line sales of goods

Three months ended June 30, 2011 (Unaudited)

	Commercial
	properties				Total
	leasing	Trading	Others	Elimination	segments

External revenue	$898,201	$71,964,477	$(29,978)	$-	$72,832,700
Segment profit (loss)	(1,674,241)	(100,291)	(219,225)	-	(1,993,757)

Three months ended June 30, 2010 (Unaudited)

	Commercial
	properties				Total
	leasing	Trading	Others	Elimination	segments
External revenue	$576,023	$3,707,076	-	-	$4,283,099
Segment profit (loss)	(388,433)	(33,338)	(22,003)	-	(443,774)

*Revenue from other segment consist of small on-line sales of goods

SUBSEQUENT EVENT	3 Months Ended
Jun. 30, 2011
SUBSEQUENT EVENT [Text Block]
21.	SUBSEQUENT EVENT

Management of the Group has evaluated subsequent events through the issuance of the consolidated financial statements and identified the following subsequent events:

Our subsidiary, the Fifth Season Liyang Investment Management Co., Ltd is a defendant in a lawsuit filed in Liyang People’s Court by one of its lessees, Liyang Shenzhou Yicang Co., Ltd, for alleged breach of contract. The Group then filed a countersuit against the lessee for alleged breach of contract. On July 21, 2011, the case was adjudicated with the following results. On one hand, the lessee prevailed in its original claim and the Group was ordered to pay actual and punitive damages totaling about US $650,000. On the other hand, Group prevailed in its counterclaim and the lessee was and was ordered to pay the Group a default payment totaling about US $650,000. As a result, the the case had minimal, if any, impact on the Group.

In June 2011, we entered into an equity transfer agreement to sell the Fifth Season Shandong Trade Co., Ltd, one of the subsidiaries in our trading operation to Mr. Huaiqu Wen and Mr. Dacheng Rao for RMB10,000,000 (approximately  $1.5 million) in cash. The decision to sell the subsidiary was based on the Group’s strategy to concentrate its efforts on developing the trade business in Hangzhou. The equity transfer transaction was completed upon the approval from local authority on July 7, 2011.